Related party transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 8,586	$ 9,008
Total employee benefits recognized in general and administrative expenses, employee benefit plan expenses, and share-based payments	$ 37,483	$ 34,973